Acquisition of Navios Acquisition - Acquired finite lived intangible liability (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Business Combination and Asset Acquisition [Abstract]
Unfavorable lease terms	$ (3,586)	$ (15,266)